DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2017
Discloser Of Derivative Instruments and Hedge Accounting [Abstract]
Disclosure of detailed information about derivative financial instruments for trading [Text Block]
Held-for-trading derivative financial instruments comprise the following:

	December 31, 2017				December 31, 2016
Item	Notional Amount		Fair Value		Notional Amount		Fair Value
Assets
Forward contracts
Foreign currency to buy	Ps.	6,126,920	Ps.	60,799	Ps.	5,255,735	Ps.	118,568
Foreign currency to sell		10,769180		163,156		10,206,225		272,803
Debt securities to buy		191,500		357		-		-
Debt securities to sell		430,035		374		-		-
Subtotal	Ps.	17,517,635	Ps.	224,686	Ps.	15,461,960	Ps.	391,371
Swap
Cross currency		1,534,252		33,104		1,288,048		44,593
Interest rate		6,855,627		52,970		6,021,481		39,780
Subtotal	Ps.	8,389,879	Ps.	86,074	Ps.	7,309,529	Ps.	84,373
Futures Contracts
Foreign currency to buy		1,192,880		-		1,069,003		-
Foreign currency to sell		2,873,592		-		1,198,784		-
Debt securities to buy		408,000		-
Debt securities to sell		84,000		-		-		-
Subtotal	Ps.	4,558,472	Ps.	-	Ps.	2,267,787	Ps.	-
Options Contracts
Foreign currency to buy		-		-		563,522		10,769
Interest rate to buy		-		-		31,550		152
Debt securities to buy		1,369,942		17,632		739,512		15,544
Debt securities to sell		-		-
Subtotal		1,369,942		17,632		1,334,584		26,465
Total Assets	Ps.	31,835,928	Ps.	328,392	Ps.	26,373,860	Ps.	502,209

Liabilities
Forward contracts
Foreign currency to buy	Ps.	9,027,166	Ps.	120,083	Ps.	9,286,812	Ps.	247,967
Sale of Foreign currency		5,547,955		24,489		7,039,126		160,936
Debt securities to buy		185,000		171
Debt securities to sell		437,100		936		597,500		1,492
Subtotal	Ps.	15,197,221	Ps.	145,679	Ps.	16,923,438	Ps.	410,395
Swap
Cross currency		1,574,121		79,263		1,771,324		164,906
Interest rate		5,884,551		40,693		4,210,766		25,827
Subtotal	Ps.	7,458,672	Ps.	119,956	Ps.	5,982,090	Ps.	190,733
Futures Contracts
Foreign currency to buy		4,508,630		-		1,995,604		-
Foreign currency to sell		815,407		-		409,747		-
Subtotal	Ps.	5,324,037	Ps.	-	Ps.	2,405,351	Ps.	-
Options Contracts
Foreign currency to buy		-		-		-		-
Foreign currency to sell	Ps.	1,035,376	Ps.	33,030	Ps.	447,818	Ps.	19,960
Debt securities to sell		-		-		556,310		19,607
Subtotal	Ps.	1,035,376	Ps.	33,030	Ps.	1,004,128	Ps.	39,567
Total Liabilities	Ps.	29,015,306	Ps.	298,665	Ps.	26,315,007	Ps.	640,695

Disclosure of detailed information about derivative financial instruments for hedging [Text Block]
Derivative Financial Instruments for hedging purposes comprise the following:

	December 31, 2017				December 31, 2016
Item	Notional Amount		Fair Value		Notional Amount		Fair Value
Assets
Forward contracts
Foreign currency to buy	Ps.	11,164	Ps.	1	Ps.	474,412	Ps.	3,914
Foreign currency to sale		2,589,739		55,260		3,735,363		124,565
Subtotal	Ps.	2,600,903	Ps.	55,261	Ps.	4,209,775	Ps.	128,479
Futures Contracts
Foreign currency to buy		29,840		-		150,036		-
Foreign currency to sell		1,602,408		-		973,730		-
Subtotal		1,632,248		-		1,123,766		-
Total Assets	Ps.	4,233,151	Ps.	55,261	Ps.	5,333,541	Ps.	128,479

Liabilities
Forward contracts
Foreign currency to buy		729,692		5,455		967,702		28,297
Foreign currency to sell		1,106,975		8,009		1,536,849		15,139
Subtotal	Ps.	1,836,667	Ps.	13,464	Ps.	2,504,551	Ps.	43,436
Future Contracts
Foreign currency to buy		387,920		-		363,086		-
Foreign currency to sell		1,153,316		-		190,545		-
Subtotal	Ps.	1,541,236	Ps.	-	Ps.	553,631	Ps.	-
Total Liabilities	Ps.	3,377,903	Ps.	13,464	Ps.	3,058,182	Ps.	43,436

Disclosure of detailed information about fluctuation in foreign exchange rates [Text Block]
Changes in the fluctuation of the Colombian peso against the U.S. dollar are as follows:

Date	Value of USD 1	Variation in pesos
December 31, 2015	3,149.47	757.01
December 31, 2016	3,000.71	(148.76)
December 31, 2017	2,984.00	(16.71)

Disclosure of detailed information about hedge in foreign currency equity investments [Text Block]
According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis is presented gross of taxes:

December 31, 2017

	Thousands of USD			Ps. millions
Detail of investment	Investment amount	Amount of hedge by financial liabilities in foreign currency	Amount of hedge by forward contracts	Cumulative translation adjustment of the investments (1)	Exchange difference of financial liabilities (1)	Exchange difference in forward contracts	Net OCI account
Leasing Bogotá Panamá	3,781,475	(2,067,100)	(1,703,009)	3,065,281	(1,045,872)	(2,155,488)	(136,079)
Other subsidiaries and branches Banco de Bogotá (2)	113,909	-	(112,049)	92,891	-	(90,431)	2,460
Occidental Bank Barbados	26,396	(26,396)	-	18,740	(18,740)	-	-
Banco de Occidente Panamá	25,044	(25,044)	-	29,979	(29,979)	-	-
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	25,000	(25,000)	-	2,207	(2,207)	-	-
Gases del Pacífico S.A.C. (3)	10,214	(10,214)	-	902	(902)	-	-
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	15,895	(15,895)	-	1,272	(1,272)	-	-
Total	3,997,933	(2,169,649)	(1,815,058)	3,211,272	(1,098,972)	(2,245,919)	(133,619)

(1)	Includes exchange difference hedged
(2)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami, New York and Nassau.
(3)	Includes only a portion of this investments hedged

December 31, 2016

	Thousands of USD			Ps. Millions
Detail of investment	Investment amount(1)	Amount of hedge by financial liabilities in foreign currency	Amount of hedge by forward contracts	Cumulative translation adjustment of the investments	Exchange difference of financial liabilities	Exchange difference in forward contracts	Net OCI account
Leasing Bogotá Panamá	3,436,658	(2,074,100)	(1,346,889)	3,115,527	(1,080,737)	(2,171,234)	(136,444)
Other subsidiaries and branches Banco de Bogotá (2)	100,827	-	(100,260)	94,139	-	(91,517)	2,622
Occidental Bank Barbados	25,401	(25,401)	-	19,176	(19,176)	-	-
Banco de Occidente Panamá	21,699	(21,699)	-	29,627	(29,627)	-	-
Total	3,584,585	(2,121,200)	(1,447,149)	3,258,469	(1,129,540)	(2,262,751)	(133,822)

(1) Includes only exposure hedged under hedge accounting.
(2) Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami, New York and Nassau.

Disclosure of detailed information about hedges [text block]
The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2017	December 31, 2016
Income in U.S. dollars forecasted	41,614	142,731
Notional amount contracts forward U.S. dollars	41,614	99,912
% hedged	100%	70%
Fair value in Colombian pesos	4,303	4,824
# of contracts	468	892

Disclosure of analysis of other comprehensive income by item [text block]
The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at the beginning of the year		6,210		(11,757)		(26,790)
Changes in the fair value of the hedge forward contracts		24,506		12,930		31,575
Reclassified to profit or loss		(26,846)		5,037		(16,542)
Balance at the end of the year	Ps.	3,870	Ps.	6,210	Ps.	(11,757)